PROSPECTUS SUPPLEMENT

for

The Guardian Investor Asset Buildersm Variable Annuity

The Guardian Investor Income Access® Variable Annuity

The Guardian C + Csm Variable Annuity

The Guardian CXCsm Variable Annuity

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with:

1.	the Prospectus dated April 29, 2013 for the Guardian Investor Asset Buildersm Variable Annuity issued through The Guardian Separate Account R;

2.	the Prospectus dated April 29, 2013 for the Guardian Investor Income Access® Variable Annuity issued through The Guardian Separate Account Q;

3.	the Prospectus dated May 1, 2007 for the Guardian C+C Variable Annuity issued through The Guardian Separate Account F; and

4.	the Prospectus dated May 1, 2007 for the Guardian CxC Variable Annuity issued through The Guardian Separate Account F.

Effective the close of business on August 16, 2013, the following information replaces the information regarding the MFS Strategic Income Series contained in the most recent prospectus for your contract.

•	MFS Variable Insurance Trust (Service Class)

— MFS Core Equity Series

— MFS Growth Series

— MFS Investor Trust Series

— MFS New Discovery Series

— MFS Research Bond Series

— MFS Total Return Series

•	MFS Variable Insurance Trust II (Service Class)

— MFS Strategic Income Portfolio

Please refer to your prospectus for important information including fees and expenses. Please read the prospectus carefully before investing or sending money. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS AVAILABLE AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

PROSUPP0813